Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (39.8%)
	Airlines (1.1%)

1,501,112	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$1,474,797

211,199	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	206,961

1,014,780	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	1,001,619

644,607	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	676,972

1,156,000	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	969,491

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

717,000	5.500%, 04/20/26	707,758

239,000	5.750%, 04/20/29	229,139

1,099,501	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	949,870

770,952	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	777,443

591,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	616,525

725,387	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	721,382

461,355	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	399,649

		8,731,606

	Communication Services (4.5%)

1,100,000	Altice France, SA* 5.500%, 10/15/29	951,291

1,160,000	APi Escrow Corp.* 4.750%, 10/15/29	978,947

1,490,000	Arrow Bidco, LLC* 9.500%, 03/15/24	1,502,903

	Audacy Capital Corp.*

478,000	6.750%, 03/31/29	231,792

448,000	6.500%, 05/01/27	222,311

717,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	546,906

356,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	325,950

1,465,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	1,262,273

	CSC Holdings, LLC*

2,050,000	5.500%, 04/15/27	1,987,454

1,600,000	5.750%, 01/15/30	1,292,688

1,450,000	5.375%, 02/01/28^	1,378,965

1,350,000	4.625%, 12/01/30	1,027,890

440,000	4.500%, 11/15/31	374,849

PRINCIPAL AMOUNT		VALUE

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

750,000	6.625%, 08/15/27	$74,168

540,000	5.375%, 08/15/26	118,417

1,800,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	1,683,468

914,000	Embarq Corp. 7.995%, 06/01/36	754,324

1,000,000	Frontier California, Inc. 6.750%, 05/15/27	965,190

	Frontier Communications Holdings, LLC*

605,000	5.000%, 05/01/28	568,682

239,000	8.750%, 05/15/30	254,129

1,039,000	Frontier Florida, LLC@ 6.860%, 02/01/28	985,533

1,445,000	Frontier North, Inc.@ 6.730%, 02/15/28	1,379,065

	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*

835,000	3.500%, 03/01/29	745,296

250,000	5.250%, 12/01/27	244,770

270,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	274,115

	Intelsat Jackson Holdings, SA@&

731,000	9.750%, 07/15/25*	1

475,000	5.500%, 08/01/23	—

1,215,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	1,190,518

618,670	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	329,467

	Lumen Technologies, Inc.

1,517,000	7.600%, 09/15/39	1,229,756

1,145,000	4.000%, 02/15/27*	1,064,289

481,000	4.500%, 01/15/29*	381,731

478,000	Match Group Holdings II, LLC*^ 3.625%, 10/01/31	405,908

840,000	Midas OpCo Holdings, LLC* 5.625%, 08/15/29	707,658

	Netflix, Inc.

725,000	4.875%, 06/15/30*^	712,885

525,000	4.875%, 04/15/28	521,498

480,000	Paramount Global‡ 6.375%, 03/30/62 5 year CMT + 4.00%	454,982

	Scripps Escrow II, Inc.*

477,000	3.875%, 01/15/29	426,219

239,000	5.375%, 01/15/31	204,008

1,755,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	1,678,956

	Sirius XM Radio, Inc.*

1,250,000	5.500%, 07/01/29	1,228,675

723,000	4.000%, 07/15/28	671,985

475,000	3.125%, 09/01/26	447,944

239,000	3.875%, 09/01/31	205,483

475,000	Spanish Broadcasting System, Inc.*^ 9.750%, 03/01/26	383,833

2,430,000	Sprint Corp. 7.125%, 06/15/24	2,546,591

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

755,000	Telecom Italia Capital, SA 6.000%, 09/30/34	$597,356

478,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	281,752

860,000	United States Cellular Corp. 6.700%, 12/15/33	855,838

119,000	Univision Communications, Inc.* 4.500%, 05/01/29	107,741

		36,766,450

	Consumer Discretionary (6.7%)

	American Axle & Manufacturing, Inc.^

1,004,000	6.875%, 07/01/28	967,896

97,000	5.000%, 10/01/29	84,916

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

705,000	6.625%, 01/15/28	618,532

598,000	4.625%, 08/01/29	466,081

239,000	4.625%, 04/01/30	182,065

	At Home Group, Inc.*^

725,000	4.875%, 07/15/28	571,199

480,000	7.125%, 07/15/29	326,160

285,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	260,177

	Bath & Body Works, Inc.^

1,264,000	6.694%, 01/15/27	1,248,099

1,200,000	6.875%, 11/01/35	1,104,204

	Caesars Entertainment, Inc.*

604,000	4.625%, 10/15/29^	512,415

472,000	8.125%, 07/01/27^	473,109

472,000	6.250%, 07/01/25	472,590

	Carnival Corp.*

488,000	10.500%, 02/01/26	513,044

239,000	7.625%, 03/01/26	206,317

1,130,000	Carriage Services, Inc.* 4.250%, 05/15/29	985,157

725,000	Carvana Company* 4.875%, 09/01/29	434,688

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

3,130,000	5.125%, 05/01/27	3,074,129

1,055,000	4.750%, 03/01/30	960,915

951,000	4.250%, 02/01/31	825,744

565,000	5.000%, 02/01/28	545,835

500,000	4.500%, 08/15/30	445,635

478,000	4.750%, 02/01/32	422,452

360,000	4.250%, 01/15/34	298,267

478,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	468,378

750,000	Cedar Fair, LP^ 5.250%, 07/15/29	718,305

240,000	Century Communities, Inc.* 3.875%, 08/15/29	206,558

	Dana, Inc.

790,000	4.250%, 09/01/30	666,523

478,000	4.500%, 02/15/32	399,536

	DISH DBS Corp.

1,200,000	5.250%, 12/01/26*	1,030,128

763,000	7.750%, 07/01/26^	631,703

595,000	7.375%, 07/01/28	424,414

1,365,000	Empire Resorts, Inc.* 7.750%, 11/01/26	1,228,869

1,058,000	Everi Holdings, Inc.* 5.000%, 07/15/29	971,212

PRINCIPAL AMOUNT		VALUE

	Ford Motor Credit Company, LLC

1,525,000	4.000%, 11/13/30	$1,354,612

1,300,000	4.063%, 11/01/24	1,280,422

1,150,000	5.113%, 05/03/29	1,113,407

1,120,000	4.134%, 08/04/25	1,098,608

800,000	2.900%, 02/16/28	700,176

500,000	4.389%, 01/08/26	489,510

	Gap, Inc.*^

359,000	3.875%, 10/01/31	260,483

48,000	3.625%, 10/01/29	35,257

	goeasy, Ltd.*

1,660,000	5.375%, 12/01/24	1,579,656

881,000	4.375%, 05/01/26^	759,413

715,000	Goodyear Tire & Rubber Company^ 5.000%, 07/15/29	652,373

407,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	364,509

1,797,000	Guitar Center, Inc.* 8.500%, 01/15/26	1,648,855

	International Game Technology, PLC*

1,260,000	6.250%, 01/15/27	1,278,383

200,000	4.125%, 04/15/26	191,066

1,075,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*^ 5.125%, 02/01/28	1,073,345

965,000	Liberty Interactive, LLC^ 8.250%, 02/01/30	636,977

	Life Time, Inc.*

717,000	8.000%, 04/15/26^	676,669

480,000	5.750%, 01/15/26	451,536

616,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	566,708

635,000	M/I Homes, Inc.^ 3.950%, 02/15/30	530,498

	Macy’s Retail Holdings, LLC*

1,003,000	6.700%, 07/15/34	971,536

598,000	5.875%, 03/15/30^	517,132

1,130,000	Mclaren Finance, PLC*^ 7.500%, 08/01/26	981,552

1,219,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,114,324

1,302,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	1,156,905

	Nordstrom, Inc.

500,000	5.000%, 01/15/44^	369,405

465,000	4.250%, 08/01/31	377,380

1,105,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	920,299

1,340,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	1,084,382

2,360,000	Rite Aid Corp.*^ 8.000%, 11/15/26	2,003,782

1,350,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	1,229,134

1,090,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	942,839

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

698,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	$635,334

750,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	727,538

238,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	252,116

1,100,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	848,375

1,000,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	890,880

241,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	226,251

		54,736,879

	Consumer Staples (1.6%)

1,099,000	Central Garden & Pet Company* 4.125%, 04/30/31	948,756

1,332,000	Edgewell Personal Care Company* 4.125%, 04/01/29	1,196,988

	Energizer Holdings, Inc.*

1,331,000	4.375%, 03/31/29	1,099,632

240,000	6.500%, 12/31/27	224,194

	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*

1,415,000	5.500%, 01/15/30	1,380,446

403,000	6.500%, 04/15/29	411,693

481,000	Kraft Heinz Foods Company 4.375%, 06/01/46	424,641

621,000	New Albertsons, LP 7.750%, 06/15/26	636,550

957,000	Performance Food Group, Inc.* 4.250%, 08/01/29	851,730

	Petsmart, Inc. / PetSmart Finance Corp.*

600,000	7.750%, 02/15/29	579,690

300,000	4.750%, 02/15/28	284,565

1,450,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	1,451,363

	Post Holdings, Inc.*

442,000	5.750%, 03/01/27	442,725

240,000	5.500%, 12/15/29	226,953

118,000	4.625%, 04/15/30	105,840

909,000	Prestige Brands, Inc.* 3.750%, 04/01/31	782,322

1,050,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	1,057,728

1,500,000	Vector Group, Ltd.* 5.750%, 02/01/29	1,362,990

		13,468,806

	Energy (3.9%)

	Antero Resources Corp.*

479,000	5.375%, 03/01/30^	471,207

296,000	7.625%, 02/01/29	312,618

958,000	Apache Corp. 5.100%, 09/01/40	855,781

	Buckeye Partners, LP

750,000	3.950%, 12/01/26	699,045

500,000	5.850%, 11/15/43	374,650

1,100,000	Callon Petroleum Company*^ 7.500%, 06/15/30	1,058,046

PRINCIPAL AMOUNT		VALUE

232,000	Cheniere Energy Partners Company 4.000%, 03/01/31	$215,117

478,000	Cheniere Energy Partners, LP 3.250%, 01/31/32	417,409

477,000	Cheniere Energy, Inc. 4.625%, 10/15/28	465,657

720,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	746,294

1,490,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	1,296,911

12,570	Diamond Foreign Asset Company / Diamond Finance, LLC 9.000%, 04/22/27 13.000% PIK rate	12,229

502,000	DT Midstream, Inc.* 4.125%, 06/15/29	463,597

956,000	Earthstone Energy Holdings, LLC*^ 8.000%, 04/15/27	914,825

	Energy Transfer, LP‡

1,400,000	5.800%, 11/01/66 3 mo. USD LIBOR + 3.02%	989,086

700,000	6.500%, 11/15/26 5 year CMT + 5.69%	635,691

	EnLink Midstream Partners, LP

1,235,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	858,362

1,015,000	4.850%, 07/15/26	1,006,809

717,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	733,663

978,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	910,929

715,000	Gulfport Energy Operating Corp.* 8.000%, 05/17/26	718,711

	Gulfport Energy Operating Corp.

940,000	6.375%, 05/15/25&	1

287,284	8.000%, 05/17/26^	288,775

1,100,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	1,013,287

717,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	618,276

	Laredo Petroleum, Inc.

807,000	10.125%, 01/15/28^	821,921

477,000	9.500%, 01/15/25	489,741

243,000	7.750%, 07/31/29*^	232,298

1,060,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	1,010,318

	Moss Creek Resources Holdings, Inc.*

500,000	10.500%, 05/15/27	481,410

455,000	7.500%, 01/15/26	415,329

478,000	Murphy Oil Corp. 6.375%, 07/15/28	477,943

	New Fortress Energy, Inc.*

952,000	6.750%, 09/15/25	930,494

478,000	6.500%, 09/30/26	453,020

	Occidental Petroleum Corp.

604,000	6.625%, 09/01/30	670,633

494,000	5.875%, 09/01/25	509,284

360,000	6.125%, 01/01/31^	385,927

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

179,000	6.375%, 09/01/28	$193,112

874,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	831,830

1,025,000	Parkland Corp.* 5.875%, 07/15/27	1,005,453

957,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	856,419

960,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	731,069

1,340,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	1,294,038

	Southwestern Energy Company

480,000	5.375%, 02/01/29	469,651

480,000	5.375%, 03/15/30	473,170

239,000	4.750%, 02/01/32	223,300

239,000	Sunoco, LP / Sunoco Finance Corp. 4.500%, 04/30/30	209,988

	Venture Global Calcasieu Pass, LLC*

240,000	4.125%, 08/15/31	222,125

240,000	3.875%, 08/15/29	222,427

665,000	W&T Offshore, Inc.* 9.750%, 11/01/23	642,583

	Weatherford International, Ltd.*

1,033,000	6.500%, 09/15/28	985,575

715,000	8.625%, 04/30/30	649,120

		31,965,154

	Financials (7.6%)

	Acrisure, LLC / Acrisure Finance, Inc.*

1,434,000	6.000%, 08/01/29	1,196,573

1,280,000	7.000%, 11/15/25	1,230,438

1,440,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	1,486,987

1,459,000	AG Issuer, LLC* 6.250%, 03/01/28	1,321,781

	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*

2,065,000	6.750%, 10/15/27	1,962,349

240,000	5.875%, 11/01/29	209,184

235,000	4.250%, 10/15/27	220,298

	Ally Financial, Inc.

1,087,000	4.700%, 05/15/26‡ 5 year CMT + 3.87%	916,526

777,000	8.000%, 11/01/31	880,279

445,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	353,072

1,100,000	American Finance Trust, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	887,865

1,923,000	AmWINS Group, Inc.* 4.875%, 06/30/29	1,752,141

2,200,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,180,750

1,069,000	Aviation Capital Group, LLC*^ 3.500%, 11/01/27	939,459

231,000	Bank of New York Mellon Corp.µ‡ 3.750%, 12/20/26 5 year CMT + 2.63	200,945

PRINCIPAL AMOUNT		VALUE

1,916,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	$1,658,087

	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*

1,920,000	4.500%, 04/01/27	1,689,370

1,180,000	5.750%, 05/15/26	1,151,373

1,000,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	892,480

252,000	Capital One Financial Corp.^‡ 3.950%, 09/01/26 5 year CMT + 3.16%	218,794

1,082,000	Castlelake Aviation Finance DAC*^ 5.000%, 04/15/27	908,869

	Credit Acceptance Corp.

1,250,000	6.625%, 03/15/26^	1,262,037

869,000	5.125%, 12/31/24*	840,054

1,247,000	Enact Holdings, Inc.* 6.500%, 08/15/25	1,256,589

1,398,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	1,226,340

1,563,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,563,063

	HUB International, Ltd.*

3,170,000	7.000%, 05/01/26	3,135,605

1,430,000	5.625%, 12/01/29^	1,289,488

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

1,180,000	5.250%, 05/15/27	1,137,083

718,000	4.375%, 02/01/29	647,019

1,825,000	ILFC E-Capital Trust II*‡ 5.100%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,401,198

2,195,000	Iron Mountain, Inc.* 5.250%, 03/15/28	2,109,768

2,435,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.* 5.000%, 08/15/28	2,049,539

	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*

1,874,000	5.250%, 10/01/25	1,772,785

478,000	4.750%, 06/15/29	409,402

1,359,000	LD Holdings Group, LLC*^ 6.125%, 04/01/28	827,278

	Level 3 Financing, Inc.

985,000	4.250%, 07/01/28*	863,855

525,000	5.375%, 05/01/25	525,630

479,000	3.875%, 11/15/29*	426,885

720,000	LPL Holdings, Inc.* 4.000%, 03/15/29	670,241

2,085,000	MetLife, Inc. 6.400%, 12/15/66	2,183,766

	Navient Corp.

2,113,000	5.000%, 03/15/27^	1,910,934

1,100,000	4.875%, 03/15/28	944,867

	OneMain Finance Corp.

660,000	3.875%, 09/15/28	547,483

504,000	7.125%, 03/15/26	491,738

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

476,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	$467,342

1,493,000	PHH Mortgage Corp.*^ 7.875%, 03/15/26	1,410,243

230,000	PNC Financial Services Group, Inc.µ‡ 6.000%, 05/15/27 5 year CMT + 3.00%	231,398

1,100,000	RHP Hotel Properties, LP / RHP Finance Corp.*^ 4.500%, 02/15/29	1,010,713

717,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	673,772

	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*

450,000	3.875%, 03/01/31	371,911

445,000	3.625%, 03/01/29	380,742

220,000	2.875%, 10/15/26	194,403

943,000	StoneX Group, Inc.* 8.625%, 06/15/25	964,284

240,000	SVB Financial Group^‡ 4.000%, 05/15/26 5 year CMT + 3.20	196,625

	United Wholesale Mortgage, LLC*

1,123,000	5.500%, 04/15/29^	964,107

480,000	5.750%, 06/15/27	420,168

465,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	351,652

475,000	US Bancorpµ‡ 3.700%, 01/15/27 5 year CMT + 2.54%	398,777

1,100,000	VZ Secured Financing, BV* 5.000%, 01/15/32	983,433

	XHR, LP*

1,017,000	6.375%, 08/15/25	1,024,983

478,000	4.875%, 06/01/29	430,817

		62,225,637

	Health Care (3.2%)

	Bausch Health Americas, Inc.*

2,730,000	8.500%, 01/31/27	1,727,762

475,000	9.250%, 04/01/26^	332,842

	Bausch Health Companies, Inc.*

1,875,000	7.250%, 05/30/29	1,028,681

1,050,000	5.000%, 01/30/28	561,278

359,000	6.125%, 02/01/27^	306,654

479,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	446,457

120,000	CHS/Community Health Systems, Inc.* 5.250%, 05/15/30	100,914

	CHS/Community Health Systems, Inc.*

1,917,000	6.125%, 04/01/30^	1,032,247

1,100,000	8.000%, 03/15/26	1,051,193

538,000	6.875%, 04/15/29	299,854

	DaVita, Inc.*

1,926,000	4.625%, 06/01/30	1,587,082

1,139,000	3.750%, 02/15/31	872,633

	Embecta Corp.*

717,000	5.000%, 02/15/30	621,065

240,000	6.750%, 02/15/30	221,842

PRINCIPAL AMOUNT		VALUE

	Encompass Health Corp.

470,000	4.750%, 02/01/30	$434,698

470,000	4.500%, 02/01/28	435,413

1,109,000	HCA, Inc. 7.500%, 11/06/33	1,268,241

300,000	Jazz Securities DAC* 4.375%, 01/15/29	289,200

411,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 10.000%, 06/15/29	251,376

	Medline Borrower, LP*

1,215,000	3.875%, 04/01/29	1,098,105

1,208,000	5.250%, 10/01/29^	1,092,419

	Organon & Company / Organon Foreign Debt Co-Issuer, BV*

1,760,000	5.125%, 04/30/31	1,651,126

450,000	4.125%, 04/30/28	427,671

1,025,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	699,122

	Tenet Healthcare Corp.

2,250,000	6.250%, 02/01/27*	2,275,560

1,315,000	6.875%, 11/15/31	1,287,569

1,250,000	4.875%, 01/01/26*	1,232,825

	Teva Pharmaceutical Finance Netherlands III, BV

2,050,000	6.000%, 04/15/24^	2,081,857

800,000	4.750%, 05/09/27	759,544

450,000	7.125%, 01/31/25	462,956

440,000	3.150%, 10/01/26	395,006

		26,333,192

	Industrials (6.5%)

1,162,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	1,143,838

1,100,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	964,249

1,050,000	AerCap Holdings, NV^‡ 5.875%, 10/10/79 5 year CMT + 4.54%	936,936

965,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15	723,123

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

1,600,000	4.625%, 01/15/27^	1,520,144

1,200,000	5.875%, 02/15/28	1,169,760

477,000	3.500%, 03/15/29	414,966

	Allison Transmission, Inc.*

825,000	4.750%, 10/01/27	785,408

240,000	3.750%, 01/30/31	207,451

240,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	210,710

538,000	Arcosa, Inc.* 4.375%, 04/15/29	482,231

2,450,000	ARD Finance, SA*

	6.500%, 06/30/27

	7.250% PIK rate	1,859,158

500,000	Avolon Holdings Funding, Ltd.*µ^ 5.250%, 05/15/24	494,435

753,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	667,881

956,000	BWX Technologies, Inc.*^ 4.125%, 04/15/29	898,965

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	$453,500

239,000	Delta Air Lines, Inc. 7.375%, 01/15/26	251,392

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

239,000	4.750%, 10/20/28	234,481

119,000	4.500%, 10/20/25µ	117,928

1,265,000	Deluxe Corp.* 8.000%, 06/01/29	1,106,331

478,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	444,827

717,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	643,343

1,198,000	Endurance International Group Holdings, Inc.* 6.000%, 02/15/29	887,383

475,000	EnerSys*^ 4.375%, 12/15/27	437,513

1,100,000	Fly Leasing, Ltd.* 7.000%, 10/15/24	604,659

477,000	GFL Environmental, Inc.* 3.750%, 08/01/25	463,353

533,000	Graham Packaging Company, Inc.*^ 7.125%, 08/15/28	453,183

500,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	465,620

	Graphic Packaging International, LLC*

625,000	4.750%, 07/15/27	614,019

446,000	3.500%, 03/01/29	404,785

1,054,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	950,761

2,244,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	1,965,632

1,438,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	1,401,561

1,250,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,252,000

1,450,000	Howmet Aerospace, Inc. 5.125%, 10/01/24	1,468,778

1,120,000	IEA Energy Services, LLC* 6.625%, 08/15/29	1,107,635

1,250,000	JELD-WEN, Inc.* 4.625%, 12/15/25	1,155,563

1,575,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,338,293

474,000	MasTec, Inc.* 4.500%, 08/15/28	438,355

723,000	Meritor, Inc.*^ 4.500%, 12/15/28	720,990

588,000	Moog, Inc.* 4.250%, 12/15/27	549,774

1,300,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	1,142,765

940,000	Novelis Corp.* 4.750%, 01/30/30	870,402

360,000	OI European Group, BV* 4.750%, 02/15/30	302,760

PRINCIPAL AMOUNT		VALUE

1,100,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	$973,093

1,449,000	Patrick Industries, Inc.* 4.750%, 05/01/29	1,129,611

1,170,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance Inc.* 8.500%, 11/15/27	1,264,700

1,027,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	1,041,306

	QVC, Inc.

579,000	4.375%, 09/01/28	452,101

470,000	5.450%, 08/15/34	335,481

450,000	Sensata Technologies, BV* 4.000%, 04/15/29	410,103

479,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	416,653

	Sinclair Television Group, Inc.*

717,000	4.125%, 12/01/30	615,580

475,000	5.500%, 03/01/30^	382,537

955,000	Standard Industries, Inc.* 5.000%, 02/15/27	923,141

1,965,000	Station Casinos, LLC*^ 4.500%, 02/15/28	1,783,906

773,000	Stericycle, Inc.* 3.875%, 01/15/29	707,140

717,000	STL Holding Company, LLC* 7.500%, 02/15/26	638,144

1,000,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	990,180

	TransDigm, Inc.

1,299,000	6.250%, 03/15/26*	1,306,235

700,000	7.500%, 03/15/27	712,460

478,000	Tronox, Inc.* 4.625%, 03/15/29	417,050

	United Rentals North America, Inc.

480,000	3.750%, 01/15/32	424,349

239,000	3.875%, 02/15/31^	218,396

961,000	Vertiv Group Corp.*^ 4.125%, 11/15/28	853,551

1,004,000	Wabash National Corp.* 4.500%, 10/15/28	832,406

855,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	792,106

	WESCO Distribution, Inc.*

470,000	7.125%, 06/15/25	486,549

235,000	7.250%, 06/15/28	245,352

		53,078,971

	Information Technology (1.9%)

478,000	Booz Allen Hamilton, Inc.*^ 4.000%, 07/01/29	456,633

1,114,000	CommScope Technologies, LLC* 6.000%, 06/15/25	1,031,965

895,000	CommScope, Inc.* 4.750%, 09/01/29	778,462

	Dell International, LLC / EMC Corp.µ

1,155,000	6.020%, 06/15/26	1,227,650

524,000	6.100%, 07/15/27	562,645

480,000	Fair Isaac Corp.* 4.000%, 06/15/28	450,456

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

557,000	II-VI, Inc.* 5.000%, 12/15/29	$535,817

1,050,000	KBR, Inc.* 4.750%, 09/30/28	948,885

	MPH Acquisition Holdings, LLC*

1,050,000	5.750%, 11/01/28^	895,451

480,000	5.500%, 09/01/28	447,475

478,000	NCR Corp.* 5.125%, 04/15/29	459,898

602,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	571,394

723,000	ON Semiconductor Corp.* 3.875%, 09/01/28	670,105

	Open Text Corp.*

705,000	3.875%, 02/15/28	654,156

359,000	3.875%, 12/01/29	323,879

359,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	322,160

479,000	Playtika Holding Corp.* 4.250%, 03/15/29	429,366

646,000	PTC, Inc.* 4.000%, 02/15/28	614,811

1,350,000	TTM Technologies, Inc.*^ 4.000%, 03/01/29	1,188,162

	Twilio, Inc.^

680,000	3.625%, 03/15/29	598,298

236,000	3.875%, 03/15/31	209,396

1,200,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	1,076,148

1,100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	985,193

		15,438,405

	Materials (1.8%)

600,000	Alcoa Nederland Holding, BV*^ 4.125%, 03/31/29	564,732

500,000	ArcelorMittal, SA 7.000%, 10/15/39	516,675

534,000	ATI, Inc.^ 5.875%, 12/01/27	499,541

242,000	Carpenter Technology Corp. 7.625%, 03/15/30	220,387

715,000	Chemours Company* 4.625%, 11/15/29	628,128

1,530,000	Clearwater Paper Corp.* 4.750%, 08/15/28	1,376,097

	Commercial Metals Company

478,000	4.125%, 01/15/30	420,535

239,000	4.375%, 03/15/32	209,354

1,115,000	Constellium, SE*^ 3.750%, 04/15/29	951,708

475,000	Freeport-McMoRan, Inc. - Class H 5.450%, 03/15/43	446,267

716,000	HB Fuller Company 4.250%, 10/15/28	642,202

725,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	752,485

	Kaiser Aluminum Corp.*

1,090,000	4.625%, 03/01/28^	958,557

120,000	4.500%, 06/01/31	96,643

675,000	LSF11 A5 HoldCo, LLC*^ 6.625%, 10/15/29	580,149

PRINCIPAL AMOUNT		VALUE

1,017,000	Mercer International, Inc. 5.125%, 02/01/29	$953,824

841,000	OCI, NV*µ 4.625%, 10/15/25	820,404

1,430,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	1,378,892

400,000	SCIL IV, LLC / SCIL USA Holdings, LLC* 5.375%, 11/01/26	335,620

239,000	Sealed Air Corp.* 5.000%, 04/15/29	237,774

1,105,000	Silgan Holdings, Inc. 4.125%, 02/01/28	1,057,728

478,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	333,974

750,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	726,488

480,000	Valvoline, Inc.* 3.625%, 06/15/31	398,419

		15,106,583

	Real Estate (0.5%)

764,000	EPR Properties 3.750%, 08/15/29	660,623

	Forestar Group, Inc.*

750,000	5.000%, 03/01/28	660,263

502,000	3.850%, 05/15/26	444,857

1,073,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	915,698

	Service Properties Trust

1,250,000	4.350%, 10/01/24	1,121,875

465,000	5.250%, 02/15/26	388,805

		4,192,121

	Special Purpose Acquisition Companies (0.2%)

	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*

955,000	6.750%, 01/15/30^	781,830

477,000	4.625%, 01/15/29	445,112

		1,226,942

	Utilities (0.3%)

350,000	PPL Capital Funding, Inc.‡ 4.915%, 03/30/67 3 mo. USD LIBOR + 2.67%	280,963

1,250,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,202,575

	Vistra Corp.*‡

480,000	8.000%, 10/15/26 5 year CMT + 6.93	465,619

450,000	7.000%, 12/15/26 5 year CMT + 5.74	411,664

		2,360,821

	TOTAL CORPORATE BONDS (Cost $359,506,332)	325,631,567

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (88.1%)
	Communication Services (8.5%)

	Liberty Media Corp.

9,000,000	0.500%, 12/01/50*^	$10,849,140

8,550,000	1.375%, 10/15/23	10,911,424

4,500,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	8,308,935

5,250,000	Match Group Financeco 3, Inc.*^ 2.000%, 01/15/30	5,952,975

14,500,000	Sea, Ltd. 0.250%, 09/15/26	10,761,755

	Snap, Inc.

10,500,000	0.125%, 03/01/28*	7,148,190

5,750,000	0.750%, 08/01/26^	5,061,668

10,250,000	Twitter, Inc. 0.250%, 06/15/24	10,439,112

		69,433,199

	Consumer Discretionary (19.3%)

11,500,000	Airbnb, Inc.µ 0.000%, 03/15/26	10,035,590

9,000,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	12,123,630

6,750,000	Chegg, Inc. 0.000%, 09/01/26	5,083,628

	DISH Network Corp.µ

5,750,000	3.375%, 08/15/26	4,063,295

5,250,000	0.000%, 12/15/25	3,771,600

1,437,000	2.375%, 03/15/24	1,284,333

11,500,000	Draftkings, Inc. 0.000%, 03/15/28	6,953,820

12,750,000	Etsy, Inc.µ 0.125%, 09/01/27	11,589,750

16,750,000	Ford Motor Companyµ 0.000%, 03/15/26	17,889,167

1,750,000	Liberty Broadband Corp.* 2.750%, 09/30/50	1,674,785

11,250,000	Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	11,256,750

6,000,000	NCL Corp., Ltd. - Class C*^ 1.125%, 02/15/27	4,115,640

375,000	Peloton Interactive, Inc. 0.000%, 02/15/26	247,973

15,250,000	Royal Caribbean Cruises, Ltd. 4.250%, 06/15/23	14,955,522

5,750,000	Shake Shack, Inc.^ 0.000%, 03/01/28	4,063,008

1,885,000	Tesla, Inc. 2.000%, 05/15/24	27,084,434

15,000,000	Vail Resorts, Inc.^ 0.000%, 01/01/26	13,635,300

12,500,000	Wayfair, Inc. 0.625%, 10/01/25	8,520,375

		158,348,600

	Energy (2.9%)

2,400,000	EQT Corp.µ 1.750%, 05/01/26	7,191,168

7,000,000	Pioneer Natural Resources Company 0.250%, 05/15/25	16,028,670

	SunEdison, Inc.

9,411,000	0.250%, 01/15/49*	201,207

PRINCIPAL AMOUNT		VALUE

898,000	2.000%, 10/01/49	$19,199

		23,440,244

	Financials (0.5%)

5,750,000	SoFi Technologies, Inc.* 0.000%, 10/15/26	4,046,103

	Health Care (15.0%)

5,500,000	Alphatec Holdings, Inc.*µ 0.750%, 08/01/26	4,468,640

9,500,000	CONMED Corp.* 2.250%, 06/15/27	9,143,275

12,250,000	CryoPort, Inc.* 0.750%, 12/01/26	9,723,437

14,000,000	Dexcom, Inc.µ^ 0.250%, 11/15/25	13,346,480

2,426,000	Envista Holdings Corp.µ 2.375%, 06/01/25	4,853,237

6,750,000	Exact Sciences Corp.µ 0.375%, 03/15/27	5,253,593

5,750,000	Halozyme Therapeutics, Inc.µ 0.250%, 03/01/27	5,384,703

4,500,000	Insulet Corp.µ 0.375%, 09/01/26	5,662,800

9,000,000	Integra LifeSciences Holdings Corp.µ 0.500%, 08/15/25	8,703,810

9,950,000	Jazz Investments I, Ltd.µ 2.000%, 06/15/26	11,881,295

10,250,000	NeoGenomics, Inc. 0.250%, 01/15/28	6,624,780

4,000,000	NuVasive, Inc. 0.375%, 03/15/25	3,657,800

8,500,000	Omnicell, Inc. 0.250%, 09/15/25	10,572,980

8,000,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	8,257,440

3,300,000	Repligen Corp.^ 0.375%, 07/15/24	6,354,777

1,675,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	2,453,239

6,750,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	6,646,927

		122,989,213

	Industrials (6.9%)

3,750,000	Air Transport Services Group, Inc.µ^ 1.125%, 10/15/24	4,258,162

3,650,000	Atlas Air Worldwide Holdings, Inc.^ 1.875%, 06/01/24	4,897,059

7,250,000	John Bean Technologies Corp.µ 0.250%, 05/15/26	6,782,085

4,250,000	Middleby Corp. 1.000%, 09/01/25	5,300,770

5,000,000	Parsons Corp.^ 0.250%, 08/15/25	5,524,350

10,000,000	Southwest Airlines Company^~ 1.250%, 05/01/25	12,643,700

20,000,000	Uber Technologies, Inc.^ 0.000%, 12/15/25	16,683,800

		56,089,926

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Information Technology (31.8%)

4,500,000	Akamai Technologies, Inc.µ 0.375%, 09/01/27	$4,666,995

9,250,000	Bentley Systems, Inc. 0.125%, 01/15/26	8,587,793

10,750,000	Bill.com Holdings, Inc.*^ 0.000%, 04/01/27	8,793,178

10,250,000	Block, Inc. 0.125%, 03/01/25	10,493,437

6,250,000	Camtek Ltd.* 0.000%, 12/01/26	5,296,250

5,750,000	Confluent, Inc.* 0.000%, 01/15/27	4,308,130

9,750,000	Coupa Software, Inc. 0.125%, 06/15/25	8,552,310

4,500,000	CyberArk Software, Ltd.µ 0.000%, 11/15/24	4,862,295

4,250,000	Datadog, Inc.µ~ 0.125%, 06/15/25	5,612,763

6,000,000	DigitalOcean Holdings, Inc.* 0.000%, 12/01/26	4,501,680

	Enphase Energy, Inc.µ

9,066,000	0.000%, 03/01/26	10,891,620

5,750,000	0.000%, 03/01/28	7,160,705

5,750,000	Five9, Inc.µ 0.500%, 06/01/25	6,110,180

13,750,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	14,497,862

4,500,000	MongoDB, Inc.^~ 0.250%, 01/15/26	7,233,975

	Okta, Inc.

7,500,000	0.125%, 09/01/25	7,030,350

4,000,000	0.375%, 06/15/26	3,442,040

15,500,000	ON Semiconductor Corp. 0.000%, 05/01/27	21,651,640

8,500,000	Palo Alto Networks, Inc. 0.750%, 07/01/23	16,097,725

6,000,000	Perficient, Inc.* 0.125%, 11/15/26	5,213,880

2,000,000	Q2 Holdings, Inc. 0.750%, 06/01/26	1,734,180

11,250,000	Repay Holdings Corp.* 0.000%, 02/01/26	8,753,175

3,870,000	RingCentral, Inc. 0.000%, 03/01/25	3,224,058

	Shift4 Payments, Inc.

13,750,000	0.000%, 12/15/25	11,745,250

720,000	0.500%, 08/01/27*^	523,591

7,750,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	10,381,512

11,500,000	Splunk, Inc.^ 1.125%, 06/15/27	9,870,565

10,000,000	Tyler Technologies, Inc.^ 0.250%, 03/15/26	10,514,100

12,250,000	Unity Software, Inc.* 0.000%, 11/15/26	9,140,705

6,250,000	Wix.com, Ltd.^ 0.000%, 08/15/25	5,131,125

5,338,000	Wolfspeed, Inc.* 0.250%, 02/15/28	5,094,747

5,250,000	Workday, Inc. 0.250%, 10/01/22	5,715,938

10,000,000	Zendesk, Inc.µ 0.625%, 06/15/25	9,748,800

PRINCIPAL AMOUNT		VALUE

3,250,000	Zscaler, Inc. 0.125%, 07/01/25	$4,038,808

		260,621,362

	Materials (2.5%)

3,250,000	ATI, Inc. 3.500%, 06/15/25	5,663,905

3,500,000	Ivanhoe Mines, Ltd.*µ 2.500%, 04/15/26	3,759,245

4,991,000	Lithium Americas Corp.* 1.750%, 01/15/27	4,356,894

6,306,000	MP Materials Corp.* 0.250%, 04/01/26	6,391,257

		20,171,301

	Real Estate (0.7%)

6,000,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	5,945,400

	TOTAL CONVERTIBLE BONDS (Cost $717,010,085)	721,085,348

U.S. GOVERNMENT AND AGENCY SECURITIES (4.1%)

	U.S. Treasury Note

13,750,000	2.500%, 04/30/24µ^	13,646,338

13,750,000	2.500%, 05/31/24µ^	13,646,606

6,250,000	2.250%, 03/31/24	6,178,833

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $33,717,059)	33,471,777

BANK LOANS (4.8%) ¡
	Airlines (0.4%)

800,000	AAdvantage Loyalty IP, Ltd.‡ 7.460%, 04/20/28 3 mo. LIBOR + 4.75%	790,000

740,000	Mileage Plus Holdings, LLC! 0.000%, 06/21/27	747,400

245,000	Mileage Plus Holdings, LLC‡ 7.313%, 06/21/27 3 mo. LIBOR + 5.25%	247,450

1,185,000	United Airlines, Inc.‡ 6.533%, 04/21/28 1 mo. LIBOR + 3.75%	1,145,450

		2,930,300

	Communication Services (0.5%)

1,264,250	Clear Channel Outdoor Holdings, Inc.‡ 6.306%, 08/21/26 3 mo. LIBOR + 3.50%	1,156,795

1,468,389	DIRECTV Financing, LLC‡ 7.372%, 08/02/27 1 mo. LIBOR + 5.00%	1,391,681

720,000	Entercom Media Corp.‡ 4.846%, 11/18/24 1 mo. LIBOR + 2.50.%	640,127

295,835	Nexstar Broadcasting, Inc.‡ 4.872%, 09/18/26 1 mo. LIBOR + 2.50%	293,099

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

485,000	Univision Communications, Inc.‡ 6.254%, 06/08/29 3 mo. SOFR + 4.25%	$469,642

		3,951,344

	Consumer Discretionary (1.0%)

305,816	Life Time Fitness, Inc.‡ 6.325%, 12/16/24 3 mo. LIBOR + 4.75%	302,376

475,000	Peloton Interactive, Inc.! 0.000%, 05/25/27	453,231

482,000	Penn National Gaming, Inc.‡ 5.177%, 05/03/29 1 mo. SOFR + 2.75%	472,661

1,673,813	Petco Health and Wellness Company, Inc.‡ 5.500%, 03/03/28 3 mo. LIBOR + 3.25%	1,624,510

2,416,841	PetSmart, Inc.‡ 6.120%, 02/11/28 1 mo. LIBOR + 3.75%	2,335,768

1,020,000	SkyMiles IP, Ltd.‡ 6.460%, 10/20/27 3 mo. LIBOR + 3.75%	1,033,005

1,105,277	TKC Holdings, Inc.‡ 7.000%, 05/15/28 3 mo. LIBOR + 5.50%	1,016,855

1,606,500	WW International, Inc.‡ 5.880%, 04/13/28 1 mo. LIBOR + 3.50%	1,214,417

		8,452,823

	Consumer Staples (0.0%)

158,079	United Natural Foods, Inc.‡ 5.691%, 10/22/25 1 mo. LIBOR + 3.25%	156,490

	Financials (0.3%)

1,980,000	Jazz Financing Lux Sarl‡ 5.872%, 05/05/28 1 mo. LIBOR + 3.50%	1,938,757

269,862	Level 3 Financing, Inc.‡ 4.122%, 03/01/27 1 mo. LIBOR + 1.75%	260,290

		2,199,047

	Health Care (0.8%)

1,700,055	Amneal Pharmaceuticals, LLC‡ 5.813%, 05/04/25 1 mo. LIBOR + 3.50%	1,588,667

245,000	Bausch Health Companies, Inc.‡ 7.174%, 02/01/27 1 mo. SOFR + 5.25%	206,885

691,277	Icon Luxembourg Sarl‡ 4.563%, 07/03/28 3 mo. LIBOR + 2.25%	680,414

172,232	Icon Luxembourg Sarl‡ 4.563%, 07/03/28 3 mo. LIBOR + 2.25%	169,526

1,026,946	Mallinckrodt International Finance S.A.‡ 7.253%, 09/30/27 3 mo. LIBOR + 5.25%	858,050

988,235	Padagis, LLC‡ 7.043%, 07/06/28 3 mo. LIBOR + 4.75%	938,823

PRINCIPAL AMOUNT		VALUE

2,414,866	Team Health Holdings, Inc.‡ 7.577%, 03/02/27 1 mo. SOFR + 5.25%	$1,994,268

		6,436,633

	Industrials (0.7%)

475,200	ACProducts, Inc.‡ 6.482%, 05/17/28 3 mo. LIBOR + 4.25%	343,667

615,000	Air Canada‡ 4.250%, 08/11/28 3 mo. LIBOR + 3.50%	594,133

968,022	BW Gas & Convenience Holdings, LLC‡ 5.872%, 03/31/28 1 mo. LIBOR + 3.50%	931,721

1,002,053	Dun & Bradstreet Corp.‡ 4.874%, 02/06/26 3 mo. LIBOR + 3.25%	977,838

862,120	Granite Holdings US Acquisition Company‡ 6.313%, 09/30/26 3 mo. LIBOR + 4.00%	835,179

1,140,000	Scientific Games International, Inc.‡ 5.044%, 04/14/29 1 mo. SOFR + 3.00%	1,116,727

720,000	Sinclair Television Group, Inc.‡ 6.177%, 04/21/29 1 mo. SOFR + 3.75%	672,300

		5,471,565

	Information Technology (0.6%)

987,780	Banff Merger Sub, Inc.‡ 6.122%, 10/02/25 1 mo. LIBOR + 3.75%	953,682

1,170,000	Camelot U.S. Acquisition 1 Co.‡ 5.372%, 10/30/26 1 mo. LIBOR + 3.00%	1,144,588

630,400	Camelot U.S. Acquisition 1 Co.‡ 5.372%, 10/30/26 1 mo. LIBOR + 3.00%	616,216

245,000	CDK Global, Inc.‡ 6.610%, 07/06/29 3 mo. SOFR + 4.50%	238,631

975,000	II-VI, Inc.! 0.000%, 07/02/29	951,434

1,345,000	VFH Parent, LLC‡ 5.201%, 01/13/29 1 mo. SOFR + 3.00%	1,300,723

		5,205,274

	Materials (0.1%)

713,575	Innophos, Inc.‡ 5.872%, 02/05/27 1 mo. LIBOR + 3.50%	693,952

488,775	LSF11 A5 HoldCo, LLC‡ 5.030%, 10/15/28 1 mo. SOFR + 3.50%	473,706

		1,167,658

	Other (0.1%)

1,235,000	ChampionX Corp.‡ 5.080%, 06/07/29 1 mo. SOFR + 3.25%	1,230,369

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Special Purpose Acquisition Companies (0.3%)

857,500	AP Core Holdings II, LLC‡ 7.872%, 09/01/27 1 mo. LIBOR + 5.50%	$811,950

480,000	Clydesdale Acquisition Holdings, Inc.‡ 6.602%, 04/13/29 1 mo. SOFR + 4.18%	462,437

244,388	Fertitta Entertainment, LLC‡ 6.327%, 01/27/29 1 mo. SOFR + 4.00%	233,727

1,030,000	Oscar AcquisitionCo, LLC‡ 6.109%, 04/29/29 3 mo. SOFR + 4.50%	942,290

		2,450,404

	TOTAL BANK LOANS (Cost $41,864,115)	39,651,907

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (13.8%)

	Communication Services (1.5%)

10,250	T-Mobile Exchangeable Trust* 5.250%, 06/01/23	12,341,010

	Consumer Discretionary (1.2%)

78,610	Aptiv, PLCµ 5.500%, 06/15/23	9,533,035

	Energy (0.0%)

26	Gulfport Energy Operating Corp.‡ 10.000%, 15.00% PIK rate	171,600

	Financials (1.4%)

4,600	Bank of America Corp.‡‡ 7.250%,	5,722,630

83,355	KKR & Company, Inc.^ 6.000%, 09/15/23	5,834,850

		11,557,480

	Health Care (2.2%)

70,970	Boston Scientific Corp. 5.500%, 06/01/23	7,722,955

6,935	Danaher Corp.^ 5.000%, 04/15/23	10,554,030

		18,276,985

	Information Technology (2.4%)

11,395	Broadcom, Inc. 8.000%, 09/30/22	19,118,531

	Utilities (5.1%)

141,020	AES Corp.^ 6.875%, 02/15/24	12,798,975

124,450	American Electric Power Company, Inc.µ^ 6.125%, 08/15/23	6,879,596

	NextEra Energy, Inc.

177,495	6.219%, 09/01/23^	9,385,936

138,185	4.872%, 09/01/22	8,483,177

NUMBER OF SHARES		VALUE

77,785	5.279%, 03/01/23	$4,079,823

		41,627,507

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $101,473,311)	112,626,148

COMMON STOCKS (0.7%)

	Communication Services (0.0%)

20,285	Altice USA, Inc. - Class A#	213,195

6,819	Cumulus Media, Inc. - Class A^#	54,143

1	Frontier Communications Parent, Inc.#	26

		267,364

	Energy (0.6%)

40,024	Calfrac Well Services, Ltd.#&	147,689

8,836	Chaparral Energy, Inc. - Class A#&	468,308

2,869	Chesapeake Energy Corp.^	270,174

67,000	Energy Transfer, LP	757,770

39,795	Enterprise Products Partners, LP	1,063,720

6,644	EP Energy Corp.&#	56,474

12,830	Magellan Midstream Partners, LP	660,745

3,615	Schlumberger, NV	133,863

15,995	Superior Energy Services, Inc.&#	959,700

8,500	Williams Companies, Inc.	289,765

		4,808,208

	Health Care (0.0%)

14,466	Mallinckrodt, PLC#	253,155

	Special Purpose Acquisition Company (0.1%)

11,386	Intelsat Emergence, SA#&	313,115

	TOTAL COMMON STOCKS (Cost $7,761,634)	5,641,842

PREFERRED STOCKS (0.4%)

	Consumer Discretionary (0.1%)

6,122	Guitar Center, Inc.&	731,579

	Energy (0.2%)

37,494	NuStar Energy, LP‡ 7.673%

	3 mo. USD LIBOR + 5.64%	785,499

21,744	NuStar Energy, LP^‡ 8.769%

	3 mo. USD LIBOR + 6.77%	520,769

43,000	NuStar Logistics, LP‡ 9.246%, 01/15/43 3 mo. USD LIBOR + 6.73%	1,074,140

		2,380,408

	Financials (0.1%)

19,232	B Riley Financial, Inc. 5.250%, 08/31/28	422,912

	TOTAL PREFERRED STOCKS (Cost $3,826,344)	3,534,899

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE
WARRANTS (0.0%) #
	Energy (0.0%)

4,875	Denbury, Inc. 09/18/25, Strike $32.59	$224,348

1,776	Denbury, Inc. 09/18/23, Strike $35.41	67,488

47,739	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	5

42,965	Mcdermott International, Ltd. 06/30/27, Strike $12.33	4

	TOTAL WARRANTS (Cost $284,064)	291,845

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTION (0.3%) #
	Consumer Discretionary (0.3%)

300	Tesla, Inc.

26,743,500	Put, 11/18/22, Strike $800.00 (Cost $2,509,172)	$2,058,750

TOTAL INVESTMENTS (152.0%) (Cost $1,267,952,116)		1,243,994,083

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-20.3%)		(166,250,000)

LIABILITIES, LESS OTHER ASSETS (-31.7%)		(259,336,434)

NET ASSETS (100.0%)		$818,407,649

WRITTEN OPTION (-0.1%) #
	Consumer Discretionary (-0.1%)

150	Tesla, Inc.

13,371,750	Call, 11/18/22, Strike $1,000.00 (Premium $785,386)	(1,064,625)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $192,878,542.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2022.
&	Illiquid security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $9,241,453.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡	Perpetual maturity.
#	Non-income producing security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities and under normal circumstances, the Fund will invest at least 35% of its managed assets in convertible securities. The Fund invests in securities with a broad range of maturities. The average term to maturity of the Fund’s securities typically will range from five to ten years. A substantial portion of the Fund’s assets may be invested in below investment grade (high yield, high risk) securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2022 was as follows:*

Cost basis of investments	$1,267,166,731

Gross unrealized appreciation	108,202,969
Gross unrealized depreciation	(132,440,242)

Net unrealized appreciation (depreciation)	$(24,237,273)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on August 24, 2021 and September 6, 2017. On August 24, 2021, 2,650,000 MRPS were issued with an aggregate liquidation preference of $66.25 million. On September 6, 2017, 4,000,000 MRPS were issued with an aggregate liquidation preference of $100.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into five series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2022.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A*	9/06/22	3.70%	1,330	$25	$33,250,000
Series B	9/06/24	4.00%	1,330	$25	$33,250,000
Series C	9/06/27	4.24%	1,340	$25	$33,500,000
Series D	8/24/26	2.45%	1,320	$25	$33,000,000
Series E	5/24/27	2.68%	1,330	$25	$33,250,000

				Total	$166,250,000

*	Series A MRPS were called for redemption and to be redeemed at $25.01 per share on September 6, 2022. Dividends on the Series A Shares to be redeemed will cease accumulating on the redemption date.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, Series A. B, and C of the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. Series A, B, and C of the MRPS have been assigned a rating of `AA-’ by Kroll. As of August 24, 2021, the Series D MRPS and Series E MRPS have each been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

With regard to the Series A MRPS, Series B MRPS or Series C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as Kroll, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as Kroll, by application of the applicable rating agency guidelines.

With regard to Series D MRPS and Series E MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.